Shareholder Report	6 Months Ended
Dec. 31, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	FORUM FUNDS II
Entity Central Index Key	0001576367
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2024
C000142990
Shareholder Report [Line Items]
Fund Name	Acuitas US Microcap Fund
Class Name	Institutional
Trading Symbol	AFMCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Acuitas US Microcap Fund for the period of July 1, 2024, to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]

This semi-annual shareholder report contains important information about the Acuitas US Microcap Fund for the period of July 1, 2024, to December 31, 2024. You can find additional information about the Fund at https://acuitasfunds.com/invest-with-us/. You can also request this information by contacting us at (844) 805-5628.

Additional Information Phone Number	(844) 805-5628
Additional Information Website	https://acuitasfunds.com/invest-with-us/
Expenses [Text Block]

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$79	1.50%

Expenses Paid, Amount	$ 79
Expense Ratio, Percent	1.50%
Factors Affecting Performance [Text Block]

How did the Fund perform in the last six months?

The Fund returned +9.61% over the last six months, underperforming the Russell Microcap Index’s return of +14.67% by 506 basis points. Generally speaking, it was a difficult market environment for active managers, with a few notable outlier companies within technology that were a meaningful drag on the Fund’s excess returns. These stocks were boosted by the AI and quantum computing frenzy within U.S. equity markets.

We are excited about the addition of a new subadviser to the Fund during this time period. While it has only been a few months, the manager got off to a solid performance start by outperforming our benchmark.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Date	Acuitas US Microcap Fund	Russell 3000 Index	Russell Microcap® Index
12/31/14	$10,000	$10,000	$10,000
03/31/15	$10,506	$10,180	$10,314
06/30/15	$10,764	$10,194	$10,603
09/30/15	$9,857	$9,455	$9,142
12/31/15	$10,245	$10,048	$9,484
03/31/16	$9,848	$10,145	$8,969
06/30/16	$10,305	$10,412	$9,325
09/30/16	$11,168	$10,870	$10,373
12/31/16	$12,453	$11,327	$11,416
03/31/17	$12,233	$11,978	$11,459
06/30/17	$12,594	$12,339	$11,899
09/30/17	$13,525	$12,903	$12,690
12/31/17	$13,730	$13,721	$12,919
03/31/18	$13,585	$13,633	$13,006
06/30/18	$14,706	$14,163	$14,303
09/30/18	$15,152	$15,172	$14,422
12/31/18	$11,961	$13,002	$11,229
03/31/19	$13,534	$14,828	$12,700
06/30/19	$13,283	$15,435	$12,817
09/30/19	$12,979	$15,614	$12,118
12/31/19	$14,579	$17,035	$13,748
03/31/20	$9,181	$13,475	$9,350
06/30/20	$11,589	$16,443	$12,206
09/30/20	$12,356	$17,957	$12,657
12/31/20	$16,629	$20,593	$16,629
03/31/21	$20,770	$21,900	$20,602
06/30/21	$22,159	$23,705	$21,455
09/30/21	$21,021	$23,681	$20,386
12/31/21	$21,501	$25,877	$19,845
03/31/22	$19,689	$24,512	$18,337
06/30/22	$16,582	$20,418	$14,861
09/30/22	$16,395	$19,506	$14,789
12/31/22	$17,382	$20,907	$15,488
03/31/23	$18,024	$22,408	$15,050
06/30/23	$18,911	$24,288	$15,847
09/30/23	$18,146	$23,497	$14,590
12/31/23	$20,409	$26,334	$16,933
03/31/24	$21,632	$28,973	$17,726
06/30/24	$20,164	$29,904	$16,791
09/30/24	$21,494	$31,767	$18,183
12/31/24	$22,101	$32,604	$19,254

Average Annual Return [Table Text Block]
	One Year	Five Year	Ten Year
Acuitas US Microcap Fund	8.29%	8.68%	8.25%
Russell 3000 Index	23.81%	13.86%	12.55%
Russell Microcap® Index	13.70%	6.97%	6.77%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	Effective June 12, 2024, the Fund changed its primary benchmark index from the Russell Microcap® Index to the Russell 3000® Index due to regulatory requirements. The Fund retained the Russell Microcap® Index as a secondary benchmark because the Russell Microcap® Index more closely aligns with the Fund’s investment strategies and investment restrictions.
Prior Market Index Comparison [Text Block]	The Fund retained the Russell Microcap® Index as a secondary benchmark
Updated Performance Information Location [Text Block]
AssetsNet	$ 93,258,170
Holdings Count | Holding	253
Advisory Fees Paid, Amount	$ 432,726
InvestmentCompanyPortfolioTurnover	30.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets	$93,258,170
# of Portfolio Holdings	253
Portfolio Turnover Rate	30%
Investment Advisory Fees (Net of fees waived)	$432,726

Holdings [Text Block]

Sector Weightings

(% total investments)*

Value	Value
Industrials	21.9%
Health Care	19.6%
Technology	16.7%
Financials	15.3%
Consumer Discretionary	10.6%
Energy	4.8%
Utilities	4.3%
Real Estate	2.3%
Consumer Staples	2.1%
Telecommunications	1.5%
Basic Materials	0.9%

* excluding cash equivalents

Largest Holdings [Text Block]

Top Ten Holdings

(% of total investments)*

Ducommun, Inc.	1.89%
Columbus McKinnon Corp.	1.87%
Select Water Solutions, Inc., Class A	1.64%
Interface, Inc.	1.46%
Magnite, Inc.	1.39%
Photronics, Inc.	1.32%
Barrett Business Services, Inc.	1.30%
American Coastal Insurance Corp.	1.25%
iRadimed Corp.	1.20%
ChromaDex Corp.	1.17%

* excluding cash equivalents